LEASES	6 Months Ended
Jun. 30, 2023
Presentation of leases for lessee [abstract]
LEASES	LEASES
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the periods presented:

	Right-of-Use Assets	Lease Liabilities
As of January 1, 2023	1,818	2,072
Amortization of right-of-use assets	(228)	—
Interest expense	—	87
Payments	—	(286)
Translation differences	25	16
As of June 30, 2023	1,615	1,889
As of January 1, 2022	1,465	1,679
Additions as part of business combinations	743	743
Amortization of right-of-use assets	(203)	—
Interest expense	—	95
Payments	—	(260)
Translation differences	(109)	(135)
As of June 30, 2022	1,896	2,122
Lease payments not recognized as a liability
The Group has elected not to recognize a lease liability for leases that are short term (with expected lease term of 12 months or less). Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.
The expense and cash paid relating to payments not included in the measurement of the lease liability is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Short-term leases (Note 18)	114	203	217	367